Debt and Credit Agreements - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current liabilities:
Long-term debt payable within one year	$ 700	$ 733
Long-term liabilities:
Long-term debt	14,286	12,606
Total long-term debt	$ 14,986	$ 13,339